Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2015
Earnings Per Share [Abstract]
Computation of earnings per common share, basic and diluted

	Year Ended April 30,
	2015	2014	2013
Net income	$344.9	$565.2	$544.2
Net income allocated to participating securities	2.2	4.5	4.7

Net income allocated to common stockholders	$342.7	$560.7	$539.5

Weighted-average common shares outstanding	103,038,271	103,504,121	107,881,519
Dilutive effect of stock options	5,283	14,346	23,256

Weighted-average common shares outstanding – assuming dilution	103,043,554	103,518,467	107,904,775

Net income per common share	$3.33	$5.42	$5.00

Net income per common share – assuming dilution	$3.33	$5.42	$5.00